Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2023
Supplemental cash flow information [Abstract]
Statements of detailed information of cash flow
2023 2022
Changes in non-cash working capital:
Accounts receivable $ (242,416) $ 99,601
Inventories 38,394 (162,858)
Supplies and prepaid expenses 8,410 (63,500)
Accounts payable and accrued liabilities 169,044 16,401
Reclamation payments (38,982) (28,492)
Other (346) 19,417
Total $ (65,896) $ (119,431)

Reconciliation of liabilities arising from financing activities
Long-term Interest Lease Dividends Share
debt payable obligation payable capital Total
Balance at January 1, 2023 $ 997,000 $ 4,011 $ 9,287 $ - $ 2,880,336 $ 3,890,634
Changes from financing cash flows:
Dividends paid - - - (52,079) - (52,079)
Interest paid - (40,439) (359) - - (40,798)
Lease principal payments - - (2,430) - - (2,430)
Shares issued, stock option plan - - - - 27,537 27,537
Term loan issuance 816,582 - - - - 816,582
Total cash changes 816,582 (40,439) (2,789) (52,079) 27,537 748,812
Non-cash changes:
Amortization of issue costs 1,377 - - - - 1,377
Dividends declared - - - 52,079 - 52,079
Interest expense - 50,690 359 - - 51,049
Right-of-use asset additions - - 4,368 - - 4,368
Other - 142 (411) - - (269)
Shares issued, stock option plan - - - - 6,292 6,292
Foreign exchange (30,785) (317) 2 - - (31,100)
Total non-cash changes (29,408) 50,515 4,318 52,079 6,292 83,796
Balance at December 31, 2023 $ 1,784,174 $ 14,087 $ 10,816 $ - $ 2,914,165 $ 4,723,242